Document And Entity Information	Nov. 07, 2023
Document Information [Line Items]
Entity, Registrant Name	DOMA HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 07, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39754
Entity, Tax Identification Number	84-1956909
Entity, Address, Address Line One	101 Mission Street
Entity, Address, Address Line Two	Suite 1050
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	419-3827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001722438
CommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DOMA
Security Exchange Name	NYSE
WarrantsToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	DOMAW